OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

October 19, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer SteelPath Panoramic Fund (f/k/a Oppenheimer SteelPath Energy
Equity Fund)
File Nos.333-204627 and 811-23061

To the Securities and Exchange Commission:

On behalf of Oppenheimer SteelPath Panoramic Fund, formerly known as Oppenheimer SteelPath Energy Equity Fund (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment (the "Amendment") to the Fund’s Registration Statement on Form N-1A (the "Registration Statement") filed on September 2, 2015.

The Amendment is marked to show changes in response to certain comments of the Commission staff, as well as other changes, as compared to the Registration Statement filed on September 2, 2015. In connection with conversations that we had with the SEC staff concerning Rule 35d-1 (the “names rule”) as applied to the Fund’s 80% investment policy, we have determined to change the Fund’s name from “Oppenheimer SteelPath Energy Equity Fund” to “Oppenheimer SteelPath Panoramic Fund” to avoid any implication of the names rule. In that regard, we have also removed the Fund’s 80% investment policy.

The term "Panoramic" is intended to convey a wide and unobstructed view of the entire energy value chain and beyond, including companies not traditionally included in the energy value chain that stand to benefit from the changing dynamics, catalysts and opportunities related to the production, development and growth of energy. Related thereto, we have revised disclosure in the principal investment strategies section of the Fund’s prospectus to more robustly describe the kinds of companies the Fund can invest in. In that regard, we note separately that the Fund has considered directly competing funds, including BP Capital Twinline Energy Fund and Tortoise Select Opportunity Fund.

Additionally, this filing contains the consent of the Fund’s auditors. This filing contains a delaying amendment as indicated on the cover sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine. We are also requesting, under a separate Request for Acceleration of Effective Date, that the Registration Statement be declared effective on Friday, October 23, 2015, or as soon as possible thereafter.

We would be happy to provide you with any additional information you may require or with copies of any of the materials referred to above. We would appreciate any further comments the Commission staff may have as soon as possible. Please direct any communications relating to this filing to:

Taylor V. Edwards
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281
212.323.0310
tedwards@ofiglobal.com

Thank you for your attention to this matter.

Sincerely,

/s/ Amy E. Shapiro
Amy E. Shapiro
Vice President & Assistant Counsel

cc:	Valerie Lithotomos, Esq.
Edward Gizzi, Esq.
Gloria J. LaFond
Ropes & Gray LLP